Inventories (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventories [Abstract]
Raw materials		$ 501,187	$ 346,634
Work in process		235,767	288,163
Inventory		736,954	634,797
Less inventory reserve		(11,858)	(19,432)
Inventory, net	$ 1,123,021	$ 725,096	$ 615,365